FINANCIAL RISK MANAGEMENT (Market risk narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings	$ 1,722,893	$ 2,188,674
Weighted Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings, interest rate	1.43%	2.94%
Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible change in risk variable, percent	(1.00%)
Reasonably possible change in risk variable, impact on pre-tax earnings	$ 4,000	$ 7,100
Net investments exposed to volatility in exchange rate, amount	423,000
Reasonably possible change in risk variable, impact on equity	$ (4,200)
Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible change in risk variable, percent	1.00%
Argentina, Pesos | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible change in risk variable, percent	(1.00%)
Reasonably possible change in risk variable, impact on pre-tax earnings	$ (1,000)	(600)
Mexico, Pesos | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible change in risk variable, percent	(1.00%)
Reasonably possible change in risk variable, impact on pre-tax earnings	$ 5,900	5,600
Colombia, Pesos | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible change in risk variable, percent	(1.00%)
Reasonably possible change in risk variable, impact on pre-tax earnings	$ 200	300
Brazil, Brazil Real | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible change in risk variable, percent	(1.00%)
Reasonably possible change in risk variable, impact on pre-tax earnings	$ (1,100)	1,800
Floating Rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings	1,592,944	2,023,051
Floating Rate | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible change in risk variable, impact on pre-tax earnings	20,300	22,400
Borrowings	$ 1,593,000	$ 2,023,000
Borrowings, percentage of total borrowings	92.50%	92.40%
Floating Rate | Argentina, Pesos
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings	$ 8	$ 10
Floating Rate | Mexico, Pesos
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings	6,256	14,789
Floating Rate | Colombia, Pesos
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings	$ 29,197	$ 30,634